First Trust Bloomberg Inflation Sensitive Equity ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
First Trust Bloomberg Inflation Sensitive Equity ETF | First Trust Bloomberg Inflation Sensitive Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	7.73%	0.55%